Commitments Contingencies (Tables)	9 Months Ended
Sep. 30, 2026
Schedule of lease agreements
	September 30, 2026	December 31, 2025
Not later than one year	$700	$459
Later than one year and not later than five years	1,198	1,677
Later than five years	3,067	3,210
	$4,965	$5,346